FINANCIAL INSTRUMENTS - Sensitivity analysis to foreign currency risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of equity increase (decrease), impact of 5% favourable change in NIS against Dollar	$ 12	$ (340)
Sensitivity analysis of equity increase (decrease), impact of 5% favourable change in EURO against Dollar	35	37
Sensitivity analysis of profit (loss) increase (decrease), impact of 5% favourable change in NIS against Dollar	12	(340)
Sensitivity analysis of profit (loss) increase (decrease), impact of 5% favourable change in EURO against Dollar	$ 35	$ 37